RESTATEMENT OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
3.	RESTATEMENT OF FINANCIAL STATEMENTS

On February 22, 2016, the Company’s management along with the Company’s Board of Directors agreed to focus the Company’s business interests on new mobile medical devices, and decided to discontinue their traditional medical device business interest. The traditional medical device line of business included assembly and sales of X-ray machines, anesthesia machines, monitoring devices, general medical products, and oxygen generators. The mobile medical device business will focus on the development of the Company’s remaining product line, inclusive of products such as the second generation ventilator, general medical products (such as laryngoscope), compressor products, sleep respiratory products, and wireless medical devices.

As part of their decision to discontinue its traditional medical device business, the Company reevaluated its prior beliefs and estimates about certain assets as of 2014. The Board of Directors concluded that the audited consolidated financial statements for the year ended December 31, 2014 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2014, originally filed with the Securities and Exchange Commission on April 30, 2015, should no longer be relied upon due to an understatement of bad debt allowances for accounts receivable and other receivables, an overstatement of prepayments and carrying value of long-lived assets and an inadequate reserve on inventory. As a result, management determined that a fair presentation of the Company’s financial statements in light of the 2016 decision to classify traditional medical device operations as discontinued required the Company to increase bad debt allowances for accounts receivable and other receivables, to write down some prepayments, to place increased reserve on inventory due to obsolescence, and to write down the carrying value of long-lived assets to the fair value less disposal cost. These error corrections will be presented as restatements, in addition to presenting the traditional medical device business as a discontinued operation, as determined by the Company’s management and Board of Directors. The effects of the restatement were as follows:

	As of December 31,
	2014		2014
	As Previously Reported	Effect of Restatement	Restated
	US$	US$	US$
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	1,727,763	-	1,727,763
Accounts receivable, net	169,765	(27,536)	142,229
Other receivables, net	1,693,466	(22,785)	1,670,681
Advances to suppliers - third parties	1,929,663	(326,097)	1,603,566
Advance to supplier - related party	-	1,498,627	1,498,627
Inventories, net	4,119,330	(35,992)	4,083,338
Tax receivable	138,986	(138,986)	-
Deferred tax asset	407,539	(407,539)	-
Current assets held for discontinued operation	20,908,018	(18,244,705)	2,663,313
Total Current Assets	31,094,530	(17,705,013)	13,389,517

Deposits for purchase of property, plant and equipment-related party	1,498,627	(1,498,627)	-
Property and equipment, net	2,694,167	-	2,694,167
Intangible assets, net	5,014,470	-	5,014,470
Long-term prepaid expenses	-	142,377	142,377
Other assets held for discontinued operation	6,643,480	(6,641,829)	1,651
Total Assets	46,945,274	(25,703,092)	21,242,182

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short-term borrowings	2,440,500	-	2,440,500
Accounts payable	67,094	-	67,094
Advances from customers	61,443	-	61,443
Accrued expenses and other current liabilities	477,387	(16,774)	460,613
Taxes payable	134,814	-	134,814
Warranty obligation	134,220	-	134,220
Current liabilities held for discontinued operation	362,791	(11,107)	351,684
Total Current Liabilities	3,678,249	(27,881)	3,650,368

OTHER LIABILITIES
Warrants liability	553,060	-	553,060
Total Liabilities	4,231,309	(27,881)	4,203,428

Commitments and Contingency

Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 6,194,475 and 5,808,675 shares issued and outstanding at December 31, 2015 and 2014, respectively	15,864	-	15,864
Additional paid in capital	18,719,965	-	18,719,965
Retained earnings	19,142,337	(25,297,107)	(6,154,770)
Accumulated other comprehensive income	3,382,707	17,492	3,400,199
Total Dehaier Medical Systems Limited shareholders' equity	41,260,873	(25,279,615)	15,981,258
Non-controlling interest	1,453,092	(395,596)	1,057,496
Total equity	42,713,965	(25,675,211)	17,038,754
Total liabilities and equity	46,945,274	(25,703,092)	21,242,182

	For the Years Ended
	December 31,
	2014		2014
	As Previously Reported	Effect of Restatement	Restated
	US$	US$	US$

Revenues	2,774,241	-	2,774,241

Costs of revenue	(1,746,399)	(36,008)	(1,782,407)

Gross profit	1,027,842	(36,008)	991,834

Service incomes	131,446	-	131,446
Service expenses	(34,519)	-	(34,519)
General and administrative expenses	(1,945,226)	-	(1,945,226)
Provision for doubtful accounts	(8,351)	(380,847)	(389,198)
Selling expenses	(227,304)	-	(227,304)

Operating loss	(1,056,112)	(416,855)	(1,472,967)

Financial expenses	(195,965)	21,664	(174,301)
Other incomes	83,762	-	83,762
Other expenses	-	(22,299)	(22,299)
Loss on disposal of equipment	(635)	635	-
Change in fair value of warrants liability	2,866,171	-	2,866,171

Income before provision for income tax and non-controlling interest	1,697,221	(416,855)	1,280,366

Provision for income tax (expense) benefit	49,991	(407,717)	(357,726)

Net income from continuing operations	1,747,212	(824,572)	922,640

Net income (loss) from discontinuing operations	(1,088,208)	(24,868,304)	(25,956,512)

Net Income (Loss)	659,004	(25,692,876)	(25,033,872)

Less: net loss attributable to non-controlling interest	(339,989)	(395,769)	(735,758)

Net income (loss) attributable to Dehaier Medical Systems Limited	998,993	(25,297,107)	(24,298,114)

Net income from continuing operations	1,747,212	(824,572)	922,640

Net income (loss) from discontinuing operations	(1,088,208)	(24,868,304)	(25,956,512)

Other comprehensive income (loss)
Foreign currency translation loss	(592,421)	15,530	(576,891)

Comprehensive income (loss)	66,583	(25,677,346)	(25,610,763)
-less comprehensive loss attributable to the non-controlling interest	(340,194)	(422,583)	(762,777)

Comprehensive income (loss) attributable to Dehaier Medical Systems Limited	406,777	(25,254,763)	(24,847,986)

Earnings (loss) per share
-Basic	0.18	(4.59)	(4.41)
-Diluted	0.18	(4.52)	(4.34)

Weighted average number of common shares used in computation
-Basic	5,510,076	-	5,510,076
-Diluted	5,597,169	-	5,597,169

	For the years ended
	December 31,
	2014		2014
	As Previously Reported	Effect of Restatement	Restated
	US$	US$	US$
Cash flows from operating activities

Net income (loss)	659,004	(25,692,876)	(25,033,872)
Net income (loss) from discontinued operations	(1,088,208)	(24,868,304)	(25,956,512)
Net income from continuing operations	1,747,212	(824,572)	922,640
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Stock-based compensation expense	1,408,421	-	1,408,421
Depreciation and amortization	269,595	-	269,595
Change in fair value of warrants liability	(2,866,171)	-	(2,866,171)
Change in deferred tax assets	(282,041)	407,717	125,676
Provision for accounts receivable	8,351	27,549	35,900
Provision for other receivables	-	27,200	27,200
Provision for advances to suppliers - third parties	-	326,098	326,098
Change in warranty reserve	(209,227)	-	(209,227)
Provision for inventory obsolescence	106,199	36,008	142,207
Changes in assets and liabilities:
(Increase) Decrease in accounts receivable	1,743,792	-	1,743,792
Decrease in advances to suppliers - third parties	3,751,434	-	3,751,434
Increase in advance to supplier - related party	(1,498,627)	-	(1,498,627)
Increase in other receivables	(443,285)	-	(443,285)
Increase in inventories	(3,676,810)	-	(3,676,810)
Decrease in taxes receivable	372,935	-	372,935
Increase in long-term prepaid expenses	(142,377)	-	(142,377)
Decrease in accounts payable	(19,710)	-	(19,710)
Decrease in advances from customers	(256,504)	-	(256,504)
Decrease in accrued expenses and other current liabilities	(33,961)	-	(33,961)
Increase in taxes payable	52,064	-	52,064
Net cash (used in) provided by operating activities from continuing operations	31,290	-	31,290
Net cash provided by operating activities from discontinued operations	4,106,063	-	4,106,063
Net cash provided by (used in) operating activities	4,137,353	-	4,137,353

Cash flows from investing activities
Capital expenditures and other additions	(2,053,039)	-	(2,053,039)
Purchases of intangible assets	(3,353,353)	-	(3,353,353)
Net cash used in investing activities from continuing operations	(5,406,392)	-	(5,406,392)
Net cash used in investing activities from discontinued operations	(5,791,256)	-	(5,791,256)
Net cash used in investing activities	(11,197,648)	-	(11,197,648)

Cash flows from financing activities
Proceeds from bank loan	2,944,000	-	2,944,000
Repayments of bank loan	(2,948,700)	-	(2,948,700)
Net proceeds from option exercises	194,300	-	194,300
Net proceeds from issuance of common stock	6,066,546	-	6,066,546
Net cash provided by financing activities	6,256,146	-	6,256,146

Effect of exchange rate fluctuations on cash and cash equivalents	(61,033)	-	(61,033)

Net decrease in cash and cash equivalents	(865,182)	-	(865,182)

Cash and cash equivalents at beginning of year	2,592,945	-	2,592,945

Cash and cash equivalents at end of year	1,727,763	-	1,727,763

Supplemental cash flow information
Income tax paid	188,695	-	188,695
Interest paid	176,231	-	176,231